STOCKHOLDERS’ EQUITY - 10-K (Tables)	9 Months Ended
Sep. 30, 2023
Class of Stock [Line Items]
Warrants Outstanding
As of September 30, 2023, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
8,629	$34.76	November 2023
1,438	$34.76	December 2023
1,142,289	$14.74	June 2025
3,758	$300.00	February 2026
24,667	$28.15	May 2027
1,168	$0.01	July 2027
2,402	$61.39	April 2028
421,590	$14.73	60 months after registration date
1,269,210	$13.51	60 months after registration date
814,467	$12.28	24 months after registration date

Private GRI
Class of Stock [Line Items]
Warrants Outstanding
As of December 31, 2022 and 2021, the Company had 2,720,947 and 1,405,957 warrants outstanding, respectively, the details of which are as follows:

Issuance	Number of Common Shares	Exercise Price	Expiration
November 2018	675,000	$0.01	November 2023
December 2019	461,725	$0.01	December 2024
November 2020	230,770	$1.30	November 2023
December 2020	38,462	$1.30	December 2023
July 2022	62,500	$0.01	July 2027
December 2022	1,252,490	$1.33	March 2028 (Estimate)